FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2014
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured on the Company's consolidated balance sheet at fair value on a recurring basis subsequent to initial recognition

	As of June 30, 2014
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	576	—	576	—
Cross currency forward exchange contracts -recorded as derivative liabilities	(166)	—	(166)	—
Warrant liability	(7,298	—	(7,298)	—
	$(6,888)	—	$(6,888)	—

	As of December 31, 2013
	Fair Value Measurements at Reporting Date Using
	Total Fair Value and Carrying Value on the Balance Sheet	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cross currency forward exchange contracts -recorded as derivative assets	1,503	—	1,503	—
Cross currency forward exchange contracts -recorded as derivative liabilities	(1,463)		(1,463)
Warranty liability	(9,345)	—	(9,345)	—
	$(9,305)	$—	$(9,305)	$—